Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Preferred Stock, shares issued
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	153,898,166	150,728,628	137,220,331
Common stock, shares outstanding	153,898,166	150,728,628	137,220,331